Restructuring charges (Tables)	9 Months Ended
Sep. 30, 2011
Restructuring charges [Abstract]
Components of net restructuring charges
Net restructuring charges for each period consisted of the following components:

	Quarter Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Severance accruals	$3,011	$384	$5,834	$3,591
Severance reversals	(205)	(686)	(1,114)	(2,238)
Operating lease obligations	52	-	52	415
Operating lease reversals	-	(72)	-	(380)
Net restructuring accruals	2,858	(374)	4,772	1,388
Other costs	1,740	476	5,904	1,185
Net restructuring charges	$4,598	$102	$10,676	$2,573

The net restructuring charges are reflected in the consolidated statements of income as follows:

	Quarter Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Cost of goods sold	$261	$(1)	$837	$562
Operating expenses	4,337	103	9,839	2,011
Net restructuring charges	$4,598	$102	$10,676	$2,573

Restructuring accruals, by company initiative
As of September 30, 2011, our restructuring accruals, by company initiative, were as follows:

	2008 initiatives	2009 initiatives	2010 initiatives	2011 initiatives	Total
Balance, December 31, 2010	$117	$652	$6,029	$-	$6,798
Restructuring charges	-	4	75	5,807	5,886
Restructuring reversals	(11)	(56)	(990)	(57)	(1,114)
Payments	(106)	(378)	(3,655)	(1,595)	(5,734)
Balance, September 30, 2011	$-	$222	$1,459	$4,155	$5,836

Cumulative amounts:
Restructuring charges	$27,545	$11,019	$9,715	$5,807	$54,086
Restructuring reversals	(5,881)	(1,669)	(1,254)	(57)	(8,861)
Payments, primarily severance	(21,664)	(9,128)	(7,002)	(1,595)	(39,389)
Balance, September 30, 2011	$-	$222	$1,459	$4,155	$5,836

Restructuring accruals, by segment
As of September 30, 2011, the components of our restructuring accruals, by segment, were as follows:

	Employee severance benefits				Operating lease obligations
	Small Business Services	Financial Services	Direct Checks	Corporate	Small Business Services	Direct Checks	Total
Balance, December 31, 2010	$1,248	$1,954	$252	$2,616	$236	$492	$6,798
Restructuring charges	1,209	2,235	79	2,311	52	-	5,886
Restructuring reversals	(687)	(222)	(32)	(173)	-	-	(1,114)
Inter-segment transfer	125	234	2	(361)	-	-	-
Payments	(1,003)	(2,045)	(216)	(2,167)	(150)	(153)	(5,734)
Balance, September 30, 2011	$892	$2,156	$85	$2,226	$138	$339	$5,836

Cumulative amounts(1):
Restructuring charges	$15,219	$8,936	$2,898	$24,662	$1,862	$509	$54,086
Restructuring reversals	(2,454)	(1,056)	(157)	(4,801)	(393)	-	(8,861)
Inter-segment transfer	914	619	63	(1,596)	-	-	-
Payments	(12,787)	(6,343)	(2,719)	(16,039)	(1,331)	(170)	(39,389)
Balance, September 30, 2011	$892	$2,156	$85	$2,226	$138	$339	$5,836

(1) Includes accruals related to our cost reduction initiatives for 2008 through 2011.